Capital Leases Payable (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Leases Payable [Abstract]
2017:	$ 3,524	$ 1,208	$ 3,524
2018:	$ 1,208		$ 1,208